Employee Benefit Plans (Information About The Plan Assets For Which Level 3 Inputs Are Utilized To Determine The Fair Value) (Details) (JPY ¥) In Millions, unless otherwise specified										12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Private Equity Investments [Member]	Mar. 31, 2011 Private Equity Investments [Member]	Mar. 31, 2012 Investment Trust Funds And Other [Member]		Mar. 31, 2011 Investment Trust Funds And Other [Member]		Mar. 31, 2012 Level 3 [Member]	Mar. 31, 2011 Level 3 [Member]	Mar. 31, 2012 Level 3 [Member] Private Equity Investments [Member]	Mar. 31, 2011 Level 3 [Member] Private Equity Investments [Member]	Mar. 31, 2012 Level 3 [Member] Investment Trust Funds And Other [Member]		Mar. 31, 2011 Level 3 [Member] Investment Trust Funds And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	¥ 159,652	¥ 120,727	¥ 122,632	¥ 9,802	¥ 838	¥ 26,417	[1]	¥ 27,097	[1]	¥ 9,645	¥ 10,263	¥ 838	¥ 892	¥ 8,807	[1]	¥ 9,371
Unrealized and realized gains / loss										621	(371)	974	5	(353)		(376)
Purchases / sales and other settlement										11,970	(247)	7,990	(59)	3,980		(188)
Fair value of plan assets at end of year	¥ 159,652	¥ 120,727	¥ 122,632	¥ 9,802	¥ 838	¥ 26,417	[1]	¥ 27,097	[1]	¥ 22,236	¥ 9,645	¥ 9,802	¥ 838	¥ 12,434	[1]	¥ 8,807	[1]

[1]	Includes hedge funds and real estate funds.